Income Taxes and Distributions (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2012 Number	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Income tax provision	$ 7,612,000	$ 1,388,000	$ 364,000
Deferred Tax Assets	(1,419,000)	2,695,000	1,334,000
Assets with built-in gains	40
NOL Carryforwards	96,253,000
Unrecognized Tax Benefits	6,098,000	6,098,000	0
Expensed tax interest	299,000
Expensed tax penalties	815,000
Percentage of taxable income to be distributed to stockholders for federal tax purposes	90.00%
Percentage of capital gains on taxable income distributed to stockholders	100.00%
Percentage of federal excise tax on real estate investment trusts that do not distribute income	4.00%
International [Member]
Operating Loss Carryforwards [Line Items]
Income tax provision	596,000
Canada [Member]
Operating Loss Carryforwards [Line Items]
NOL Carryforwards	32,061,000
Genesis Acquisition [Member]
Operating Loss Carryforwards [Line Items]
Expensed tax interest	221,000
Expensed tax penalties	638,000
Excluding interest and penalties [Member]
Operating Loss Carryforwards [Line Items]
Unrecognized Tax Benefits	$ 5,916,000